UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/2007

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                       7/19/2007
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   68

Form 13F Information Table Value Total:   $229,728


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE


                                                 Lawson Kroeker Investment Management, Inc.
                                                                 FORM 13F
                                                              June 30, 2007

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1925  1985000 PRN      SOLE                  1435000            550000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     4487  4680000 PRN      SOLE                  2535000           2145000
ABBOTT LABS                    COM              002824100     2421    45213 SH       SOLE                    45063               150
AMGEN INC                      COM              031162100      758    13710 SH       SOLE                    13710
ANADARKO PETROLEUM CORP        COM              032511107     1128    21696 SH       SOLE                    21696
AT&T INC                       COM              00206R102      247     5940 SH       SOLE                     5940
AVERY DENNISON CORP            COM              053611109     7363   110761 SH       SOLE                    85136             25625
BERKSHIRE HATHAWAY INC         COM              084670108     8430       77 SH       SOLE                       65                12
BERKSHIRE HATHAWAY INC CL B    COM              084670207     3122      866 SH       SOLE                      866
BJ SERVICES CO COM             COM              055482103      720    25325 SH       SOLE                    25325
BP PLC SPONS ADR               COM              055622104      488     6758 SH       SOLE                     6758
C R BARD INC                   COM              067383109     1872    22660 SH       SOLE                    22660
CATO CORP                      COM              149205106     5135   234065 SH       SOLE                   162928             71137
CEMEX S.A.B. de C.V.           COM              151290889     1274    34516 SH       SOLE                    34516
CHEVRON CORP                   COM              166764100     8340    99001 SH       SOLE                    63401             35600
CHICAGO BRIDGE & IRON          COM              167250109    12702   336560 SH       SOLE                   243035             93525
CHOLESTECH CORP                COM              170393102     3371   153275 SH       SOLE                   102075             51200
COLGATE PALMOLIVE CO           COM              194162103      572     8825 SH       SOLE                     8450               375
CONAGRA FOODS INC              COM              205887102      238     8860 SH       SOLE                     8860
CONOCOPHILLIPS COM             COM              20825c104     7552    96201 SH       SOLE                    69315             26886
CONSTELLATION ENERGY           COM              210371100     1660    19040 SH       SOLE                    19040
CORNING INC                    COM              219350105     8637   338025 SH       SOLE                   235125            102900
CURRENCYSHARES EURO TR         COM              23130C108     5398    39775 SH       SOLE                    28475             11300
DOMINION RESOURCES INC.        COM              25746U109     2336    27061 SH       SOLE                    27061
ENERPLUS RESOURCES FUND        COM              29274D604     1757    37325 SH       SOLE                    37325
EXXON MOBIL CORP               COM              30231G102      672     8012 SH       SOLE                     8012
FIDELITY NATIONAL INFORMATION  COM              31620M106     4356    80245 SH       SOLE                    57805             22440
FISERV INC                     COM              337738108     1633    28745 SH       SOLE                    28745
FORDING CANADIAN COAL TRUST    COM              345425102     8418   257130 SH       SOLE                   206005             51125
FOREST OIL CO                  COM              346091705     2114    50018 SH       SOLE                    33225             16793
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     9818   118550 SH       SOLE                    88075             30475
GENCORP INC                    COM              368682100     2302   176150 SH       SOLE                   104825             71325
GENERAL ELECTRIC CO            COM              369604103     1727    45106 SH       SOLE                    45106
GPE BRUX LAMBERT               COM              7097328       4489    35700 SH       SOLE                    35250               450
GROUP BRUX LAMBERT SA RHTS/WAR COM              OB1YW5470       13    13450 SH       SOLE                    13000               450
GROUP BRUX LAMBERT SA RHTS/WAR COM              B1YW547         18    18925 SH       SOLE                    18925
JOHNSON & JOHNSON              COM              478160104      391     6345 SH       SOLE                     6345
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     5841   155585 SH       SOLE                   106660             48925
KAYDON CORP                    COM              486587108     1270    24360 SH       SOLE                    24360
L-3 COMMUNICATIONS HLDGS, INC  COM              502424104     2207    22665 SH       SOLE                    22665
LABORATORY CORP OF AMERICA     COM              50540R409     6489    82920 SH       SOLE                    59920             23000
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106    11706   157675 SH       SOLE                   121490             36185
MEDTRONIC INC                  COM              585055106      903    17410 SH       SOLE                    17410
NEWMONT MNG CORP               COM              651639106     6697   171445 SH       SOLE                   120145             51300
NEXEN INC                      COM              65334H102     8535   275770 SH       SOLE                   184420             91350
OMNICARE INC                   COM              681904108     4611   127865 SH       SOLE                    91940             35925
PEABODY ENERGY CORP            COM              704549104     9836   203312 SH       SOLE                   142737             60575
PENGROWTH ENERGY TRUST         COM              706902509      258    13500 SH       SOLE                    13500
PERFORMANCE FOOD GROUP         COM              713755106     4072   125345 SH       SOLE                    89545             35800
PFIZER INC.                    COM              717081103     1741    68081 SH       SOLE                    46081             22000
PLUM CREEK TIMBER              COM              729251108     5627   135080 SH       SOLE                    93905             41175
PROGRESSIVE CORP               COM              743315103     1488    62200 SH       SOLE                    62200
ROYAL DUTCH SHELL PLC ADR      COM              780259206     1420    17485 SH       SOLE                    17485
S&P 500 DEPOSITORY RECEIPTS    COM              78462F103     1728    11490 SH       SOLE                    11490
SENSE TECHNOLOGIES INC         COM              816923106        1    10000 SH       SOLE                    10000
TELOVAX CORP                   COM              87972W100        7    67000 SH       SOLE                    67000
TEXAS PACIFIC LAND TRUST       COM              882610108     7089    23055 SH       SOLE                    16875              6180
VIACOM INC. - CLASS B          COM              92553P201      410     9847 SH       SOLE                     9358               489
VULCAN MATERIALS               COM              929160109     8935    78005 SH       SOLE                    53305             24700
WEATHERFORD INTL               COM              g95089101     1279    23150 SH       SOLE                    23150
WINNEBAGO INDUSTRIES           COM              974637100     4913   166445 SH       SOLE                   130570             35875
WYETH                          COM              983024100      661    11525 SH       SOLE                    11325               200
iShares MSCI JAPAN INDEX FUND  COM              464286848     3589   247372 SH       SOLE                   244322              3050
JACOB INTERNET FUND                             469787105       34 11690.857SH       SOLE                11690.857
WEITZ FUNDS - HICKORY FD                        94904P500      243 5848.988 SH       SOLE                 5848.988
WEITZ FUNDS - VALUE FUND                        94904P203      255 6411.315 SH       SOLE                 6411.315
             Total                                         229,728